Note 20 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
20.	Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2019	2018

Shares issued and outstanding at beginning of period	39,213,136	38,934,161
Weighted average number of shares: Issued during the period	336,426	221,293
Weighted average number of shares used in computing basic earnings per share	39,549,562	39,155,454
Assumed exercise of stock options acquired under the Treasury Stock Method	431,456	639,161
Number of shares used in computing diluted earnings per share	39,981,018	39,794,615